LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Schedule of Liabilities in Respect of Government Grants) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Liabilities In Respect Of Government Grants [Abstract]
Balance at January 1,	$ 4,396	$ 3,766
Grants received	30	824
Royalties paid	(14)	(34)
Amounts recorded in profit or loss	71	(160)
Ending balance	$ 4,483	$ 4,396